Acquisition (Tables)	12 Months Ended
Jun. 26, 2013
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The preliminary allocation of the purchase price is as follows (in thousands):

Current assets	341
Property and equipment	8,017
Goodwill	16,499
Other assets	585
Total assets acquired	25,442
Current liabilities	25
Other liabilities	795
Total liabilities assumed	820
Net assets acquired	24,622